Summary Prospectus and
Prospectus Supplement

June 16, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 27, 2023

High Yield Portfolio (Class W)
(the "Fund")

Effective immediately, Class W shares of the Fund are no longer offered for sale. On or about June 28, 2023, Class W will be liquidated as a share class of the Fund.

Please retain this supplement for future reference.

  IFTHYWCLSUMPROPSPT 6/23

Statement of Additional Information Supplement

June 16, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2023, to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023

High Yield Portfolio (Class W) (the "Fund")

Effective immediately, Class W shares of the Fund are no longer offered for sale. On or about June 28, 2023, Class W will be liquidated as a share class of the Fund. At such time, all references to "Class W Shares", "W Share Class" and related disclosures in the Statement of Additional Information are hereby deleted.

Please retain this supplement for future reference.